Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 26, 2012	Nov. 27, 2011	Nov. 28, 2010
Current Assets:
Cash and cash equivalents	$ 238,320	$ 204,542	$ 269,726
Trade receivables, net of allowance for doubtful accounts of $25,324, $22,684 and $24,617 for 2012, 2011 and 2010 respectively	533,364	654,903	553,385
Inventories:
Raw materials	7,422	7,086	6,770
Work-in-process	7,725	9,833	9,405
Finished goods	625,530	594,483	563,728
Total inventories	640,677	611,402	579,903
Deferred tax assets, net	99,162	99,544	137,892
Other current assets	173,317	172,830	110,226
Total current assets	1,684,840	1,743,221	1,651,132
Property, plant and equipment, net of accumulated depreciation of $764,227 $731,859 and $683,258 for 2012, 2011 and 2010 respectively	485,849	502,388	488,603
Goodwill	241,297	240,970	241,472
Other intangible assets, net	69,328	71,818	84,652
Non-current deferred tax assets, net	610,445	613,161	559,053
Other non-current assets	118,759	107,997	110,337
Total assets	3,210,518	3,279,555	3,135,249
Current Liabilities:
Short-term debt	114,075	154,747	46,418
Current maturities of capital leases	1,355	1,714	1,777
Accounts payable	214,520	204,897	212,935
Other accrued liabilities	216,535	256,316	275,443
Accrued salaries, wages and employee benefits	171,766	235,530	196,152
Accrued interest payable	36,775	9,679	9,685
Accrued income taxes	18,073	9,378	17,115
Total current liabilities	773,099	872,261	759,525
Long-term debt	1,814,258	1,817,625	1,816,728
Long-term capital leases	1,906	1,999	3,578
Postretirement medical benefits	137,025	140,108	147,065
Pension liability	395,722	427,422	400,584
Long-term employee related benefits	81,223	75,520	102,764
Long-term income tax liabilities	43,126	42,991	50,552
Other long-term liabilities	54,444	51,458	54,281
Total liabilities	3,300,803	3,429,384	3,335,077
Commitments and contingencies
Temporary equity	6,205	7,002	8,973
Levi Strauss & Co. stockholders' deficit
Common stock - $.01 par value; 270,000,000 shares authorized; 37,354,021 shares issued, 37,354,021 shares outstanding on 26 Feb 2012 and 27 Nov 2011 and 37,322,358 shares outstanding on 28 Nov 2010 respectively	374	374	373
Additional paid-in capital	31,262	29,266	18,840
Retained earnings	199,523	150,770	33,346
Accumulated other comprehensive loss	(336,156)	(346,002)	(272,168)
Total Levi Strauss & Co. stockholders' deficit	(104,997)	(165,592)	(219,609)
Noncontrolling interest	8,507	8,761	10,808
Total stockholders' deficit	(96,490)	(156,831)	(208,801)
Total liabilities, temporary equity and stockholders' deficit	$ 3,210,518	$ 3,279,555	$ 3,135,249